Property and Equipment, Net	12 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 8 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of the following:

	June 30, 2023	June 30, 2022
Office equipment and furniture	$151,007	$140,695
Automobiles	69,782	62,580
Leasehold improvement	403,778	369,065
Subtotal	624,567	572,340
Less: accumulated depreciation	(498,535)	(453,096)
Property and equipment, net	$126,032	$119,244

Depreciation expense was $65,471 and $29,887 for the years ended June 30, 2023 and 2022, respectively.